Summary of Operations and Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	3 Months Ended								12 Months Ended
	Jul. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) Facility $ / shares shares	Sep. 30, 2016 $ / shares	Jun. 30, 2016 $ / shares shares	Mar. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2015 $ / shares	Jun. 30, 2015 $ / shares	Mar. 31, 2015 $ / shares	Dec. 31, 2016 USD ($) Segment Facility Plan $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 shares
Operations And Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | Segment										4
Net proceeds from Initial public offering										$ 67,199,000
Conversion of subordinated convertible promissory notes into common stock										11,877,000
Cash-collateralized letter of credit, current		$ 2,259,000				$ 1,760,000				2,259,000	$ 1,760,000
Cash-collateralized letter of credit, non current		$ 8,538,000				$ 2,537,000				8,538,000	2,537,000
accounts receivables, written off										500,000	0	$ 0
Foreign currency translation adjustments										$ 3,837,000	$ 2,363,000	$ 124,000
Number of active incentive compensation plans | Plan										2
Shares available for grant | shares		3,587,692				3,392,141				3,587,692	3,392,141	1,032,950	1,550,990
Expected dividend yield										0.00%
Potentially dilutive securities | shares										0	4,571,007	4,571,007
Diluted earnings per share | $ / shares		$ (0.07)	$ 0.08	$ 2.15	$ (0.16)	$ 2.15	$ (1.06)	$ 0.41	$ (1.91)
Total liabilities		$ 330,699,000				$ 322,287,000				$ 330,699,000	$ 322,287,000
ASU 2015-03 [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Decrease in total assets					$ 4,200,000
As Previously Reported [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Total liabilities						326,500,000					326,500,000
2008 Stock Option and Grant Plan [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Shares available for grant | shares		0								0
Minimum [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Limited warranty period										2 years
Minimum [Member] | 2015 Stock Option and Incentive Plan [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Percentage of common stock fair market value on incentive stock options and non-qualified stock options granted at exercise price										100.00%
Maximum [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Limited warranty period										5 years
Maximum [Member] | 2015 Stock Option and Incentive Plan [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Stock options expiration term										10 years
General and Administrative Expenses [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Research and development expense										$ 1,500,000	$ 900,000	$ 800,000
Common Stock Warrants [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Percentage of common stock fair market value on incentive stock options and non-qualified stock options granted at exercise price										85.00%
Initial Public Offering [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Initial public offering shares | shares	7,187,500
Share price | $ / shares	$ 11.00
Net proceeds from Initial public offering	$ 67,200,000
Conversion of subordinated convertible promissory notes into common stock	$ 11,900,000
Diluted earnings per share | $ / shares										$ 0.41	$ 0.23	$ (0.20)
Initial Public Offering [Member] | Subordinated Convertible Promissory Notes [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Share price | $ / shares	$ 11.00
Debt instrument convertible number of equity shares | shares	1,079,749
Initial Public Offering [Member] | Common Stock Warrants [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Number of common shares issued related to redeemable preferred share warrants | shares				120,923
Initial Public Offering [Member] | Redeemable Preferred Shares [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Number of common stock issue on conversion of preferred share | shares				21,110,204
Initial Public Offering [Member] | Director and Executive Officers [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Initial public offering shares | shares	1,250,000
Underwriters Over-allotment Option [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Initial public offering shares | shares	937,500
Prior to IPO [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Common stock forward stock split ratio	360
Asia [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Number of manufacturing facilities | Facility		2								2
Mexico [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Number of manufacturing facilities | Facility		3								3
EMEA [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Number of manufacturing facilities | Facility		2								2
EMEA [Member] | ALKE [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Joint venture remaining ownership percentage acquired													25.00%
China [Member] | Taicang Plants [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Unrestricted Cash		$ 8,300,000				5,100,000				$ 8,300,000	$ 5,100,000
China [Member] | Dafeng Plant [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Unrestricted Cash		$ 4,000,000				$ 200,000				$ 4,000,000	$ 200,000